Goodwill and Intangible Assets, Net - Estimated Future Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 56,318
2016	50,479
2017	38,405
2018	19,442
2019	10,076
Thereafter	6,507
Total	$ 181,227	$ 154,026